Derivative Financial Instruments	9 Months Ended
Sep. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

5.    Derivative Financial Instruments

The Company’s earnings and cash flows are subject to fluctuations due to changes in foreign currency exchange rates. In December 2014, the Company entered into foreign exchange contracts to hedge monetary assets and liabilities that are denominated in currencies other than the functional currency of its subsidiaries. Beginning in the third quarter of 2015, the Company uses foreign currency derivative contracts designated as cash flow hedges to hedge certain forecasted revenue and expense transactions denominated in currencies other than the U.S. dollar. The Company and its subsidiaries do not enter into derivative contracts for trading or speculative purposes.

Cash Flow Hedges

The Company periodically assesses the effectiveness of its cash flow hedges. Effectiveness represents a derivative instrument’s ability to generate offsetting changes in cash flows related to the hedged risk. All elements of the hedged transaction are included in the effectiveness assessment. The Company records the gains or losses, net of tax, related to the effective portion of its cash flow hedges as a component of accumulated other comprehensive income in stockholders’ equity and subsequently reclassifies the gains or losses into revenue and operating expenses when the underlying hedged transactions are recognized. The Company records the gains or losses related to the ineffective portion of the cash flow hedges, if any, immediately in other expense, net. If the hedged transaction becomes probable of not occurring, the corresponding amounts in accumulated other comprehensive income would immediately be reclassified as ineffectiveness to other expense, net. Cash flows related to the Company’s cash flow hedging program are recognized as cash flows from operating activities in its statements of cash flows.

The Company had outstanding contracts with a total notional amount of $149.2 million and $27.2 million in cash flow hedges for forecasted revenue and expense transactions, respectively, as of September 30, 2015.

Balance Sheet Hedges

The Company enters into foreign exchange contracts to hedge monetary assets and liabilities that are denominated in currencies other than the functional currency of its subsidiaries. These foreign exchange contracts are carried at fair value and do not qualify for hedge accounting treatment and are not designated as hedging instruments. Changes in the value of the foreign exchange contracts are recognized in other income (expense), net and offset the foreign currency gain or loss on the underlying net monetary assets or liabilities.

The notional amount of foreign currency contracts open in U.S. dollar equivalents was $37.2 million as of December 31, 2014 and $76.3 million as of September 30, 2015.

The table below presents the notional amount of the non-designated foreign currency contracts as of September 30, 2015 (unaudited) (in thousands):

	Notional Amount Sold, Net
Functional Currency:	Foreign Amount	USD Equivalent
AUD	48,449	$35,397
CAD	14,982	11,555
EUR	5,863	6,522
GBP	12,683	19,775
NZD	4,800	3,043

		$76,292

The table below presents the notional amount of the foreign currency contracts as of December 31, 2014 (in thousands):

	Notional Amount Purchased
Functional Currency:	Foreign Amount	USD Equivalent
AUD	32,700	$26,810
CAD	3,200	2,782
EUR	2,700	3,355
GBP	2,100	3,295
NZD	1,200	930

		$37,172

Currently, the Company does not have master netting agreements with its counterparties for its foreign currency contracts. As of December 31, 2014, the fair value of the derivative assets and liabilities totaling $0.3 million and $0.1 million were recorded in prepaid expenses and other assets and accrued liabilities on the consolidated balance sheets. The gain recognized in other income (expense), net for non-designated foreign currency forward contracts was $0.2 million for 2014.

Fair Value of Foreign Currency Derivatives

The foreign currency derivative contracts that were not settled at the end of the period are recorded at fair value, on a gross basis, in the condensed consolidated balance sheets. The following table presents the fair value of the Company’s foreign currency derivative contracts as of the periods presented (in thousands):

		September 30, 2015		December 31, 2014
	Balance Sheet Location	Fair Value Derivative Assets	Fair Value Derivative Liabilities	Fair Value Derivative Assets	Fair Value Derivative Liabilities
		(unaudited)
Cash flow designated hedges	Prepaid expense and other current assets	$2,437	$—	$—	$—
Cash flow designated hedges	Accrued liabilities	—	1,585	—	—
Hedges not designated	Prepaid expense and other current assets	2,876	—	316	—
Hedges not designated	Accrued liabilities	—	740	—	105

Total fair value of derivative instruments		$5,313	$2,325	$316	$105

Financial Statement Effect of Foreign Currency Derivative Contracts

The following table presents the pre-tax impact of the Company’s foreign currency derivative contracts on other comprehensive income (“OCI”) and the condensed consolidated statement of operations for the periods presented (in thousands):

		Nine Months Ended September 30,
	Income Statement Location	2015	2014
		(unaudited)
Foreign exchange cash flow hedges:
Gain (loss) recognized in OCI—effective portion		$1,466	$—
Gain (loss) reclassified from OCI into income—effective portion	Revenue	580	—
Gain (loss) reclassified from OCI into income—effective portion	Operating expenses	(32)	—
Gain (loss) recognized in income—ineffective portion	Other expense, net	104	—

Foreign exchange balance sheet hedges:
Gain (loss) recognized in income	Other expense, net	$6,009	$—

As of September 30, 2015, all net derivative gains related to the Company’s cash flow hedges will be reclassified from OCI into net income within the next 12 months.

Offsetting of Foreign Currency Derivative Contracts

The Company presents its derivative assets and derivative liabilities at gross fair values in the condensed consolidated balance sheets. In July 2015, the Company started to enter into master netting arrangements, which mitigate credit risk by permitting net settlement of transactions with the same counterparty. The Company is not required to pledge, and is not entitled to receive, cash collateral related to these derivative instruments. As of December 31, 2014, the Company did not have master netting agreements with its counterparties for its foreign currency contracts.

The following table sets forth the available offsetting of net derivative assets under the master netting arrangements as of September 30, 2015 (in thousands) (unaudited):

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Condensed Consolidated Balance Sheets	Net Amounts Presented in Condensed Consolidated Balance Sheets	Gross Amounts Not Offset in Condensed Consolidated Balance Sheets
				Financial Instruments	Cash Collateral Received	Net Amount
Foreign exchange contracts	$5,313	$—	$5,313	$1,971	$—	$3,342

The following table sets forth the available offsetting of net derivative liabilities under the master netting arrangements as of September 30, 2015 (in thousands) (unaudited):

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Condensed Consolidated Balance Sheets	Net Amounts Presented in Condensed Consolidated Balance Sheets	Gross Amounts Not Offset in Condensed Consolidated Balance Sheets
				Financial Instruments	Cash Collateral Pledged	Net Amount
Foreign exchange contracts	$2,325	$—	$2,325	$1,971	$—	$354